SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
TOTAL REVENUE	$ 1,651,787			$ 2,398,162			$ 4,654,270	$ 4,278,983	$ 6,020,639	$ 6,495,865
Cost of Goods Sold	1,134,510			1,987,680			3,404,012	3,185,443	4,719,005	5,428,261
Gross Profit	517,277			410,482			1,250,258	1,093,540	1,301,634	1,067,604
Operating Expenses
Salaries and Payroll Expenses									1,667,330	1,756,364
Pension									21,832	20,518
Travel and Entertainment									552,123	640,815
Stock-based compensation								25,600	122,600	104,600
Marketing									757,736	332,852
Public Company expenses									520,966	354,215
Audit and Accounting									312,920	162,700
Consulting Services									412,962	367,148
Research and Development	25,750			39,250			110,250	339,350	363,350	797,112
Software Subscription									85,111	42,209
Insurance									60,873	57,851
Rent									142,986	123,255
Office Supplies and Postage									34,276	25,813
Other operating expenses									316,872	323,027
Total Operating Expenses	731,580			1,019,415			2,832,479	3,642,747	5,371,937	5,108,479
Loss (Income) from Operations	(214,303)			(608,932)			(1,582,221)	(2,549,207)	(4,070,303)	(4,040,875)
Interest Income and Other (Expenses), net									121,868	(83,483)
Net loss before Income Tax	(220,639)			(581,504)			(1,548,782)	(2,437,486)	(3,948,435)	(4,124,358)
Income Tax Expense	(665)			131			(30,443)	(32,464)	(32,385)	(18,308)
Net loss	(221,304)	$ (564,249)	$ (793,672)	(581,373)	$ (598,981)	$ (1,289,596)	(1,579,225)	(2,469,950)	(3,980,820)	(4,142,666)
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
TOTAL REVENUE	1,651,787			2,398,162			4,654,270	4,278,983
Cost of Goods Sold	1,134,510			1,987,680			3,404,012	3,185,443
Gross Profit	517,277			410,482			1,250,258	1,093,540
Operating Expenses
Salaries and Payroll Expenses	350,987			351,086			1,074,466	1,017,208
Travel and Entertainment	129,963			131,745			395,170	400,266
Marketing	84,383			99,187			253,482	324,629
Public Company expenses	81,432			35,636			141,722	460,224
Audit and Accounting	27,752			91,724			303,411	278,718
Research and Development	25,750			39,250			110,250	339,350
Rent	(24,884)			21,382			52,828	106,530
Other operating expenses	56,197			249,404			501,151	715,824
Total Operating Expenses	731,580			1,019,415			2,832,480	3,642,749
Loss (Income) from Operations	(214,303)			(608,932)			(1,582,222)	(2,549,209)
Interest Income and Other (Expenses), net	(6,386)			27,428			44,241	111,721
Net loss before Income Tax	$ (220,689)			$ (581,504)			$ (1,548,782)	$ (2,437,486)
[custom:GrossProfitPercentage]	31.00%			17.00%			27.00%	26.00%
Income Tax Expense	$ (615)			$ 131			$ (30,443)	$ (32,464)
Net loss	(221,304)			(581,373)			(1,579,225)	(2,469,950)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
TOTAL REVENUE	76,929			313,969			697,032	629,028	869,261	852,136
Cost of Goods Sold	61,086			256,501			522,398	498,593	615,010	932,868
Gross Profit	15,843			57,468			174,634	130,435	254,251	(80,732)
Operating Expenses
Salaries and Payroll Expenses	226,529			257,834			754,572	741,839	967,793	988,848
Travel and Entertainment	112,073			115,264			350,016	360,451	483,146	587,317
Stock-based compensation									122,600	104,600
Marketing	84,383			99,187			253,482	324,629	757,736	332,852
Public Company expenses	81,432			35,636			141,722	460,224	520,966	354,215
Audit and Accounting	27,752			91,724			303,411	278,718	312,920	162,700
Consulting Services									412,962	367,148
Research and Development	25,750			39,250			110,250	339,350	363,350	797,112
Software Subscription									85,111	42,209
Insurance									12,664	12,270
Rent	(36,923)			11,031			17,591	74,638	101,731	83,002
Other operating expenses	6,850			210,458			367,181	562,066	215,849	270,937
Total Operating Expenses	527,846			860,384			2,298,225	3,141,915	4,356,828	4,103,210
Loss (Income) from Operations	(512,003)			(802,916)			(2,123,591)	(3,011,480)	(4,102,577)	(4,183,943)
Interest Income and Other (Expenses), net	(2,469)			6,248			35,183	81,635	95,330	(84,452)
Net loss before Income Tax	$ (514,472)			$ (796,668)			$ (2,088,407)	$ (2,929,843)	(4,007,247)	(4,268,395)
[custom:GrossProfitPercentage]	21.00%			18.00%			25.00%	21.00%
Income Tax Expense							$ (50)	$ (1,697)
Net loss	(514,472)			(796,668)			(2,088,457)	(2,931,540)
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
TOTAL REVENUE	1,574,858			2,084,193			3,957,238	3,649,955	5,151,378	5,643,729
Cost of Goods Sold	1,073,424			1,731,179			2,881,614	2,686,850	4,103,995	4,495,393
Gross Profit	501,434			353,014			1,075,624	963,105	1,047,383	1,148,336
Operating Expenses
Salaries and Payroll Expenses	124,459			93,252			319,894	275,369	699,537	767,516
Pension									21,832	20,518
Travel and Entertainment	17,890			16,481			45,154	39,815	68,977	53,498
Marketing
Public Company expenses
Audit and Accounting
Research and Development
Insurance									48,209	45,581
Rent	12,039			10,351			35,237	31,892	41,255	40,253
Office Supplies and Postage									34,276	25,813
Other operating expenses	49,347			38,946			133,970	153,759	101,023	52,090
Total Operating Expenses	203,734			159,031			534,255	500,834	1,015,109	1,005,269
Loss (Income) from Operations	297,700			193,984			541,369	462,271	32,274	143,068
Interest Income and Other (Expenses), net	(3,917)			21,180			(1,744)	30,086	26,538	969
Net loss before Income Tax	$ 293,783			$ 215,164			$ 539,625	$ 492,357	$ 58,812	$ 144,037
[custom:GrossProfitPercentage]	32.00%			17.00%			27.00%	26.00%
Income Tax Expense	$ (615)			$ 131			$ (30,393)	$ (30,767)
Net loss	$ 293,168			$ 215,295			$ 509,232	$ 461,590